Financial risk management objectives and policies - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	$ 1,361,698,473	$ 1,331,176,555	$ 1,001,420,217
Derivative financial instrument charged to profit or loss	484,760,273	54,008,047
Ariana Capital Investment Limited [member] | Derivative Financial Assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit risk exposure of derivative financial instruments	$ 1,305,256,317	$ 969,894,519
Investment F [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.00%	65.00%
Investment H [Member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	97.00%	28.00%
Listed Equity Shares [Member] | Bank of Qingdao Co Ltd [member]
Disclosure of financial assets that are either past due or impaired [line items]
Stock Loan Percent	81.00%	100.00%
Price Risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 43,073,000	$ 52,770,000
Price Risk [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 27,922,000	$ 86,531,000
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Fair value of securities pledged	$ 3,781,638,616	$ 3,089,570,978